ACCUMULATED LOSSES	12 Months Ended
Jun. 30, 2022
Accumulated Losses
ACCUMULATED LOSSES

23. ACCUMULATED LOSSES

	2022 $	2021 $
Balance at the beginning of the financial year	(143,075,218)	(136,047,037)
Add: net loss attributable to owners of Genetic Technologies Limited	(7,130,998)	(7,077,619)
Less: Options expired	-	49,438
Balance at the end of the financial year	(150,206,216)	(143,075,218)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)